Consolidated Balance Sheets (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Treasury Stock, Common, Shares	4,105,948	0
Common Class B [Member]
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorized	22,500,000	22,500,000
Common stock shares issued	18,500,000	18,500,000
Common stock shares outstanding	18,500,000	18,500,000
Common Stock Other Than B Shares [Member]
Common stock par or stated value per share	$ 0.01	$ 0.01
Common Stock, Shares Authorized, Unlimited [Fixed List]	Unlimited	Unlimited
Common stock shares issued	213,224,868	201,853,695
Common stock shares outstanding	209,118,920	201,853,695